PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Gross Carrying Amount:
Balance as at December 31, 2023	$8,263	$18,880	$15,405	$9,086	$51,634
Acquisitions through business combinations(1)	—	—	—	4,141	4,141
Additions, net of disposals	480	1,229	626	1,121	3,456
Assets held by subsidiaries disposed during the period	—	(141)	—	—	(141)
Non-cash additions (disposals)	92	(221)	(146)	(303)	(578)
Assets reclassified as held for sale	—	(1,867)	—	—	(1,867)
Net foreign currency exchange differences	(268)	(306)	(1,141)	(230)	(1,945)
Balance at December 31, 2024	$8,567	$17,574	$14,744	$13,815	$54,700
Acquisitions through business combinations(1)	104	—	8,898	2,852	11,854
Additions, net of disposals(2)	583	1,365	804	2,343	5,095
Assets held by subsidiaries disposed during the period (5)	(1)	(807)	(1)	(5)	(814)
Non-cash additions	—	117	27	79	223
Assets reclassified as held for sale(3)	—	(736)	—	—	(736)
Net foreign currency exchange differences	440	332	710	(463)	1,019
Balance at December 31, 2025	$9,693	$17,845	$25,182	$18,621	$71,341

Accumulated depreciation:
Balance as at December 31, 2023	$(1,834)	$(2,604)	$(1,538)	$(1,247)	$(7,223)
Depreciation expense	(413)	(1,003)	(629)	(775)	(2,820)
Disposals	74	26	—	15	115
Assets held by subsidiaries disposed during the period	—	38	—	—	38
Non-cash disposals	35	39	101	12	187
Assets reclassified as held for sale	—	92	—	—	92
Net foreign currency exchange differences	70	128	120	33	351
Balance at December 31, 2024	$(2,068)	$(3,284)	$(1,946)	$(1,962)	$(9,260)
Depreciation expense	(429)	(897)	(781)	(1,007)	(3,114)
Disposals	48	24	1	3	76
Assets held by subsidiaries disposed during the period (5)	1	363	—	2	366
Non-cash disposals	43	34	29	57	163
Assets reclassified as held for sale(3)	—	268	—	—	268
Net foreign currency exchange differences	(87)	(145)	(106)	84	(254)
Balance at December 31, 2025	$(2,492)	$(3,637)	$(2,803)	$(2,823)	$(11,755)

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Accumulated fair value adjustments:
Balance as at December 31, 2023	$1,907	$1,395	$833	$—	$4,135
Fair value adjustments	119	92	1,204	12	1,427
Net foreign currency exchange differences	(57)	(93)	(4)	—	(154)
Assets held by subsidiaries disposed during the period	—	(1)	—	—	(1)
Balance at December 31, 2024	$1,969	$1,393	$2,033	$12	$5,407
Fair value adjustments	198	2	1,603	—	1,803
Net foreign currency exchange differences	171	90	16	—	277
Assets held by subsidiaries disposed during the period	—	(276)	—	—	(276)
Balance at December 31, 2025	$2,338	$1,209	$3,652	$12	$7,211

Net book value:
December 31, 2025(4)	$9,539	$15,417	$26,031	$15,810	$66,797
December 31, 2024	$8,468	$15,683	$14,831	$11,865	$50,847

(1)See Note 7, Acquisition of Businesses, for additional information.
(2)On July 1, 2025, our global intermodal logistics operation acquired the container portfolio of Global Container International LLC (“GCI”), a container fleet operator of approximately half a million twenty-foot equivalent units, for approximately $1.1 billion which was principally comprised of approximately $0.8 billion of property, plant and equipment. The transaction did not meet IFRS 3 Business Combination criteria and was treated as an asset purchase.
(3)See Note 6. Assets and Liabilities Classified as Held for Sale, for additional information.
(4)Includes right-of-use assets of $289 million (2024: $288 million) in our utilities segment, $691 million (2024: $933 million) in our transport segment, $326 million (2024: $303 million) in our midstream segment and $3,073 million (2024: $3,658 million) in our data segment.
(5)Refer to Note 5, Disposition of Businesses, for further details.
The following table summarizes the valuation techniques and significant inputs for the valuation of property, plant and equipment using the income method, categorized by segment.

	Dec. 31, 2025				Dec. 31, 2024
Segment	Valuation Technique(1)	Discount Rate	Terminal Value Multiple	Investment Horizon	Valuation Technique(1)	Discount Rate	Terminal Value Multiple	Investment Horizon
Utilities	Discounted cash flow model	8% to 16%	15x	10 to 20 yrs	Discounted cash flow model	8% to 15%	16x	10 to 20 yrs
Transport	Discounted cash flow model	9%	8x	10 yrs	Discounted cash flow model	10%	9x to 20x	10 yrs
Midstream(2)	Discounted cash flow model	n.a	n.a	n.a	Discounted cash flow model	15%	8x to 10x	1 to 2 yrs

(1)Certain businesses are valued using the replacement cost method as a result of their underlying operations. Replacement costs are determined with guidance from independent studies and third party evaluators.
(2)The current and prior year reflects our North American gas storage business. In 2025, the business has been revalued using a market approach, considering the IPO of our North American gas storage business in October 2025 (See Note 5 - Dispositions for further details).
The following table summarizes the carrying amount of property, plant and equipment that would have been recognized had assets been carried under the cost model, inclusive of purchase price allocations.

US$ MILLIONS	Dec. 31, 2025	Dec. 31, 2024
Utilities	$7,576	$6,803
Transport	14,516	14,633
Midstream	22,782	13,013
Data	15,801	11,856